Lease - Schedule of Supplemental Information Operating Leases (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Supplemental Information Operating Leases [Abstract]
Right-of-use assets	$ 1,165,931	$ 2,660,535	$ 1,612,129
Operating lease liabilities, current	(1,129,768)	(1,041,197)	(502,498)
Operating lease liabilities, non-current	$ (206,470)	$ (1,623,876)	$ (1,083,361)
Weighted average remaining lease terms	1 year 3 months 18 days	3 years 4 months 24 days	2 years 10 months 24 days
Weighted average discount rate	4.67%	5.24%	4.65%